UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2460

Fidelity Union Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Arizona Municipal
Income Fund

November 30, 2009

1.810709.105

AZI-QTLY-0110

Investments November 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.3%
	Principal Amount	Value
Arizona - 89.9%
Arizona Board of Regents Ctfs. of Prtn.:
(Arizona Biomedical Research Collaborative Bldg. Proj.) Series 2006, 5% 6/1/19 (AMBAC Insured)	$ 1,140,000	$ 1,245,496
(Univ. of Arizona Projs.) Series 2006 A, 5% 6/1/18 (AMBAC Insured)	1,000,000	1,081,640
Arizona Ctfs. of Prtn. Series A, 5% 9/1/20 (FSA Insured)	1,640,000	1,732,873
Arizona Game and Fish Dept. and Commission (AGF Administration Bldg. Proj.) Series 2006:
5% 7/1/21	1,280,000	1,338,278
5% 7/1/32	470,000	468,092
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2007 A, 5% 1/1/21	1,000,000	1,030,600
Series 2007 B, 1.004% 1/1/37 (b)	1,000,000	650,890
Series 2008 A, 5.25% 1/1/31	1,000,000	1,000,610
Series 2008 D, 6% 1/1/27	1,000,000	1,068,480
Arizona School Facilities Board Ctfs. of Prtn.:
Series 2008, 5.75% 9/1/22	1,000,000	1,101,620
Series A2, 5% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,065,070
Arizona School Facilities Board Rev. Series 2005, 5% 7/1/13	1,225,000	1,389,371
Arizona State Univ. Ctfs. of Prtn. (Research Infrastructure Proj.) Series 2004, 5.25% 9/1/24	1,230,000	1,274,243
Arizona State Univ. Nanotechnology LLC Lease Rev. Series 2009 A, 5% 3/1/34 (Assured Guaranty Corp. Insured)	1,000,000	1,005,810
Arizona State Univ. Revs. Series 2005, 5% 7/1/26 (AMBAC Insured)	1,000,000	1,040,390
Arizona Student Ln. Acquisition Auth. Student Ln. Rev. Series 1999 B1, 6.15% 5/1/29 (c)	500,000	501,390
Arizona Trans. Board Hwy. Rev. Series 2008 A, 5% 7/1/33	2,000,000	2,071,880
Arizona Wtr. Infrastructure Fin. Auth. Rev.:
(Wtr. Quality Proj.) Series 2006 A, 5% 10/1/23	500,000	553,170
Series 2009 A, 5% 10/1/29	1,000,000	1,098,460
Avondale Muni. Dev. Corp. Excise Tax Rev. 5% 7/1/28	500,000	525,600
Cottonwood Wtr. Sys. Rev.:
5% 7/1/26 (XL Cap. Assurance, Inc. Insured)	1,405,000	1,280,615
5% 7/1/30 (XL Cap. Assurance, Inc. Insured)	1,125,000	967,399
5% 7/1/35 (XL Cap. Assurance, Inc. Insured)	1,300,000	1,045,096
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Downtown Phoenix Hotel Corp. Rev. Series A, 5.25% 7/1/23 (FGIC Insured)	$ 1,750,000	$ 1,527,365
Dysart Unified School District #89 Gen. Oblig. (School Impt. Proj.) Series 2007 A, 5% 7/1/26 (FGIC Insured) (FSA Insured)	1,325,000	1,394,907
Gilbert Wtr. Resources Muni. Property Corp. Wastewtr. Sys. & Util. Rev. Series 2004, 4.9% 4/1/19	1,025,000	1,025,092
Glendale Indl. Dev. Auth. (Midwestern Univ. Proj.) Series 2007, 5.25% 5/15/19	1,000,000	1,048,560
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.):
Series 2005 B, 5.25% 12/1/19	1,040,000	1,025,700
Series 2005, 5% 12/1/35	1,000,000	863,300
Series 2007, 5% 12/1/27	1,000,000	906,180
Glendale Western Loop 101 Pub. Facilities Corp. Series 2008 A:
6.25% 7/1/38	3,000,000	3,188,880
7% 7/1/33	1,000,000	1,096,430
Goodyear McDowell Road Commercial Corridor Impt. District 5.25% 1/1/17 (AMBAC Insured)	1,580,000	1,720,968
Goodyear Pub. Impt. Corp. Facilities Rev. Series 2008, 6% 7/1/31	1,000,000	1,122,360
Marana Muni. Property Corp. Facilities Rev. Series A, 5.25% 7/1/22	1,620,000	1,779,327
Maricopa County Cmnty. College District Series 2004, 5% 7/1/12	2,000,000	2,210,620
Maricopa County Indl. Dev. Auth. Health Facilities Rev.:
(Catholic Healthcare West Proj.):
Series 1998 A, 5% 7/1/16	545,000	547,660
Series 2007 A, 5% 7/1/16	1,000,000	1,049,630
Series 2009 A, 6% 7/1/39	1,000,000	1,039,810
Series A, 5.25% 7/1/32	1,000,000	985,650
(Mayo Clinic Proj.) 5% 11/15/36	1,000,000	998,500
Maricopa County Indl. Dev. Auth. Hosp. Facilities Rev. (Mayo Clinic Hosp. Proj.) 5.25% 11/15/37	1,000,000	1,002,460
Maricopa County Unified School District #48 Scottsdale 5% 7/1/22	1,000,000	1,158,170
Maricopa County Unified School District #60 Higley (School Impt. Proj.) Series B, 5% 7/1/19 (FGIC Insured)	1,000,000	1,079,710
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2008, 5% 7/1/38	1,000,000	1,002,030
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Mesa Util. Sys. Rev.:
5% 7/1/20 (FGIC Insured)	$ 1,000,000	$ 1,108,290
5% 7/1/24 (FGIC Insured)	3,000,000	3,287,070
Navajo County Poll. Cont. Corp. Rev. (Arizona Pub. Svc. Co. Cholla Proj.) Series 2009 A, 5%, tender 6/1/12 (b)	2,000,000	2,060,920
North Campus Facilities LLC (Northern Arizona Univ. Sys. Rev. Proj.) 5% 6/1/31 (AMBAC Insured)	1,225,000	1,244,674
Northern Arizona Univ. Revs. 5% 6/1/21 (AMBAC Insured)	1,085,000	1,164,097
Phoenix Civic Impt. Board Arpt. Rev.:
Series A, 5% 7/1/33	1,000,000	1,001,340
Series B, 5.25% 7/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,100,000	1,109,702
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 0% 7/1/38 (a)	2,000,000	1,633,200
Phoenix Civic Impt. Corp. Excise Tax Rev.:
(Civic Plaza Expansion Proj.) Series 2005 A:
5% 7/1/18 (FGIC Insured)	550,000	596,684
5% 7/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,012,570
Series 2007 A, 5% 7/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,250,000	1,341,963
Phoenix Civic Impt. Corp. Transit Excise Tax Rev. (Lt. Rail Proj.) Series 2004, 5% 7/1/20	1,000,000	1,060,740
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev.:
Series 2004:
5% 7/1/24	1,750,000	1,828,453
5% 7/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	770,000	790,867
Series 2007, 5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,095,570
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Series 2001, 5.5% 7/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,174,150
Series 2002, 5.5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,586,580
Series 2005:
4.75% 7/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	615,000	632,878
5% 7/1/20	5,000,000	5,363,800
5% 7/1/29	1,750,000	1,806,613
Series 2009 A, 5% 7/1/39	2,000,000	2,031,880
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Phoenix Gen. Oblig. Series 2002 B, 5.375% 7/1/20	$ 1,060,000	$ 1,142,489
Phoenix Street & Hwy. User Rev. Series 1992, 6.25% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	20,003
Pima County Ctfs. of Prtn. (Justice Bldg. Proj.):
Series 2007 A, 5% 7/1/19 (AMBAC Insured)	735,000	797,615
Series A, 5% 7/1/21 (AMBAC Insured)	935,000	1,003,788
Pima County Unified School District #1 Tucson (Proj. of 2004):
Series 2007 C, 5% 7/1/23 (FGIC Insured)	1,000,000	1,070,860
Series 2008 D, 5% 7/1/25 (FSA Insured)	1,000,000	1,087,880
Pinal County Indl. Dev. Auth. Correctional Facilities Contract Rev. (Florence West Prison Proj.):
Series 2006 A, 5.25% 10/1/12 (ACA Finl. Guaranty Corp. Insured)	1,000,000	1,019,910
Series 2007 A, 5.25% 10/1/13 (ACA Finl. Guaranty Corp. Insured)	1,335,000	1,356,146
Pinal County Unified School District #1 Florence (2006 School Impt. Proj.) Series 2007 A:
5% 7/1/19 (FGIC Insured)	1,000,000	1,079,710
5% 7/1/20 (FGIC Insured)	1,000,000	1,071,540
Pinal County Unified School District #44 J.O. Combs (2006 School Impt. Proj.) Series B, 5% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	860,000	915,135
Queen Creek Excise Tax & State Shared Rev. 5% 8/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,125,000	1,213,166
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Series 2002 B:
5% 1/1/20	1,500,000	1,593,900
5% 1/1/21	290,000	306,748
5% 1/1/31	1,995,000	2,037,095
Series 2005 A, 5% 1/1/35	3,000,000	3,078,870
Series 2006 A, 5% 1/1/37	5,690,000	5,818,364
Series 2008 A:
5% 1/1/24	1,075,000	1,180,436
5% 1/1/38	5,400,000	5,551,524
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007, 5.5% 12/1/29	3,000,000	2,846,700
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.) Series 2008 A, 5% 9/1/23	355,000	331,485
Scottsdale Muni. Property Corp. Excise Tax Rev. (Wtr. and Swr. Impt. Proj.) Series 2008 A, 5% 7/1/28	1,050,000	1,120,854
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Sedona Excise Tax Rev.:
Series 2004, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,120,000	$ 2,283,600
Series 2005, 5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,054,630
Tempe Gen. Oblig. Series 2006, 5% 7/1/20	3,200,000	3,557,184
Tempe Transit Excise Tax Rev. Series 2008, 4.75% 7/1/38	185,000	187,729
Tucson Ctfs. of Prtn. Series 2007, 5% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,090,020
Tucson Gen. Oblig. Series 2005:
5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,250,000	3,683,160
5% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,295,000	3,661,470
Tucson Street & Hwy. User Rev. Series 1994 B, 7.5% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,015,000	1,113,952
Tucson Wtr. Rev. Series 2001 A, 5% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,255,000	1,308,212
Univ. Med. Ctr. Corp. Hosp. Rev.:
Series 2004:
5.25% 7/1/11	210,000	217,354
5.25% 7/1/15	1,000,000	1,037,380
Series 2005, 5% 7/1/16	1,735,000	1,753,460
Univ. of Arizona Univ. Revs.:
(Univ. of Arizona Projs.):
Series 2003 B, 5% 6/1/31 (AMBAC Insured)	300,000	301,335
Series 2005 A, 5% 6/1/24 (AMBAC Insured)	1,040,000	1,069,650
Series 2005 C, 5% 6/1/14 (AMBAC Insured)	360,000	406,368
Series 2008 A, 5% 6/1/22	1,315,000	1,452,759
Series 2009 A, 5% 6/1/39	1,000,000	1,023,530
Yavapai County Indl. Dev. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2002, 4%, tender 6/1/10 (b)(c)	1,000,000	1,007,670
		147,096,104
Guam - 0.3%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series A, 5% 10/1/12	500,000	520,140
Puerto Rico - 5.1%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	700,000	703,773
Series 2003, 5.75% 7/1/19 (FGIC Insured)	700,000	712,845
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2006 B, 5% 7/1/17	$ 1,000,000	$ 1,008,320
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
Series 2002 A, 5.5% 7/1/18	700,000	727,608
Series 2003 A, 5.25% 7/1/14	275,000	287,933
Series 2007 A, 5.5% 7/1/21 (FGIC Insured)	1,000,000	1,017,960
Puerto Rico Govt. Dev. Bank:
Series 2006 B, 5% 12/1/12	1,000,000	1,049,840
Series 2006 C, 5.25% 1/1/15 (c)	500,000	516,605
Puerto Rico Pub. Bldg. Auth. Rev.:
Series G, 5.25% 7/1/13	315,000	327,994
Series M2, 5.75%, tender 7/1/17 (b)	200,000	208,078
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A, 0% 8/1/41	3,200,000	455,936
Series 2009 A, 6% 8/1/42	1,300,000	1,333,397
		8,350,289
Virgin Islands - 1.0%
Virgin Islands Pub. Fin. Auth. Refinery Facilities Rev. Series 2007, 4.7% 7/1/22 (c)	500,000	438,715
Virgin Islands Pub. Fin. Auth. Rev. Series 2009 B, 5% 10/1/25	300,000	293,244
Virgin Islands Wtr. & Pwr. Auth. Elec. Sys. Rev. Series 2007 A, 5% 7/1/27	1,000,000	956,010
		1,687,969
TOTAL INVESTMENT PORTFOLIO - 96.3% (Cost $156,994,574)	157,654,502
NET OTHER ASSETS - 3.7%	6,006,672
NET ASSETS - 100%	$ 163,661,174
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2009, the cost of investment securities for income tax purposes was $156,965,950. Net unrealized appreciation aggregated $688,552, of which $3,630,483 related to appreciated investment securities and $2,941,931 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For municipal securities pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Maryland Municipal
Income Fund

November 30, 2009

1.810710.105

SMD-QTLY-0110

Investments November 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.0%
	Principal Amount	Value
District Of Columbia - 2.5%
Washington DC Metropolitan Transit Auth. Rev. Series 2009 A, 5% 7/1/19	$ 3,780,000	$ 4,270,795
Guam - 0.3%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2006 A, 5% 10/1/23	500,000	471,350
Maryland - 85.1%
Baltimore Convention Ctr. Hotel Rev. Series 2006 A:
5.25% 9/1/17 (XL Cap. Assurance, Inc. Insured)	1,350,000	1,344,789
5.25% 9/1/27 (XL Cap. Assurance, Inc. Insured)	1,020,000	926,701
Baltimore County Ctfs. of Prtn. (Equip. Acquisition Prog.) Series 2004, 5% 6/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,692,300
Baltimore County Gen. Oblig.:
(Consolidated Pub. Impt. Proj.) Series 2004, 5% 8/1/15	2,385,000	2,721,261
(Metropolitan District Proj.) Series 71, 5% 2/1/38	1,930,000	2,046,591
(Oak Crest Village, Inc. Proj.) Series 2007 A, 5% 1/1/22	500,000	482,830
Series 2008, 5% 2/1/31	2,000,000	2,165,500
Baltimore Gen. Oblig. (Consolidated Pub. Impt. Proj.):
Series 2005 A, 5% 10/15/18 (AMBAC Insured)	1,720,000	1,929,290
Series 2008 A, 5% 10/15/25 (FSA Insured)	1,445,000	1,593,878
Baltimore Port Facilities Rev. (Consolidated Coal Sales Co. Proj.) 6.5% 12/1/10	2,000,000	2,011,300
Baltimore Proj. Rev.:
(Wastewtr. Proj.):
Series 2002 A:
5.125% 7/1/42 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,315,000	2,346,947
5.2% 7/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	250,000	255,365
Series 2007 D:
5% 7/1/32 (FSA Insured)	4,500,000	4,755,375
5% 7/1/37 (AMBAC Insured)	2,000,000	2,057,060
5% 7/1/37 (FSA Insured)	4,000,000	4,145,280
Series 2008 A:
5% 7/1/33 (FSA Insured)	2,000,000	2,106,820
5% 7/1/38 (FSA Insured)	3,000,000	3,125,160
Series 2009 C, 5.625% 7/1/39	2,000,000	2,130,160
(Wtr. Proj.):
Series 1994 A, 5% 7/1/24 (FGIC Insured)	370,000	405,132
Municipal Bonds - continued
	Principal Amount	Value
Maryland - continued
Baltimore Proj. Rev.: - continued
(Wtr. Proj.):
Series 2002 A, 5.125% 7/1/42 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 355,000	$ 359,899
City of Westminster (McDaniel College Proj.) Series 2006:
5% 11/1/12	500,000	526,520
5% 11/1/13	350,000	370,601
Frederick County Econ. Dev. Rev.:
Series 2005, 5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,159,210
Series 2009 A:
5% 3/1/25	610,000	675,099
5% 3/1/27	1,255,000	1,373,447
Frederick County Edl. Facilities Rev. (Mount Saint Mary's Univ. Proj.) Series 2006, 5.5% 9/1/12	195,000	193,128
Frederick County Gen. Oblig. Series 2005, 5% 12/1/15	1,000,000	1,166,830
Howard County Gen. Oblig. (Consolidated Pub. Impt. Proj.) Series 2009 A, 5% 4/15/14	2,635,000	3,056,047
Maryland Dept. of Trans. Consolidated Trans. Rev. Series 2009, 4% 5/15/20	3,000,000	3,199,380
Maryland Econ. Dev. Corp. Lease Rev. (Maryland Aviation Administration Facilities Proj.) Series 2003, 5.5% 6/1/18 (FSA Insured) (b)	1,500,000	1,559,310
Maryland Econ. Dev. Corp. Poll. Cont. Rev. (Potomac Elec. Proj.) Series 2006, 6.2% 9/1/22	1,000,000	1,142,780
Maryland Econ. Dev. Corp. Student Hsg. Rev.:
(Towson Univ. Proj.) Series 2007 A, 5.25% 7/1/17	500,000	487,485
(Univ. of Maryland, Baltimore County Student Hsg. Proj.) Series 2006:
5% 6/1/14 (CIFG North America Insured)	700,000	716,387
5% 7/1/16 (XL Cap. Assurance, Inc. Insured)	500,000	492,585
5% 6/1/18 (CIFG North America Insured)	2,000,000	1,958,040
Maryland Gen. Oblig. (State & Local Facilities Ln. Prog.):
First Series 2002 A:
5.5% 3/1/15	1,850,000	2,212,545
5.5% 3/1/17	2,265,000	2,759,540
First Series 2003 A, 5.25% 3/1/17	4,295,000	5,161,302
First Series 2009 A, 5% 3/1/21	750,000	845,423
First Series 2009 C, 5% 3/1/18	1,000,000	1,186,820
Second Series 2009 B, 5% 8/15/21	3,000,000	3,482,430
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Anne Arundel Med. Ctr. Proj.) Series 1998, 5.125% 7/1/33 (FSA Insured)	2,000,000	2,004,040
Municipal Bonds - continued
	Principal Amount	Value
Maryland - continued
Maryland Health & Higher Edl. Facilities Auth. Rev.: - continued
(Carroll County Gen. Hosp. Proj.) Series 2006, 5% 7/1/40	$ 1,500,000	$ 1,408,485
(Good Samaritan Hosp. Proj.):
5.75% 7/1/13 (Escrowed to Maturity) (c)	240,000	260,774
5.75% 7/1/13 (Escrowed to Maturity) (c)	145,000	157,551
(Hebrew Home of Greater Washington Proj.) Series 2002, 5.8% 1/1/32	1,000,000	1,004,790
(Howard County Gen. Hosp. Proj.) 5.5% 7/1/13 (Escrowed to Maturity) (c)	465,000	489,594
(Johns Hopkins Health Sys. Obligated Group Proj.) Series 2008 B, 5%, tender 5/15/13 (a)	1,400,000	1,515,948
(Johns Hopkins Hosp. Proj.) Series 2001, 5% 5/15/34	1,500,000	1,502,040
(Johns Hopkins Med. Institutions Utils. Proj.) Series 2005 B, 5% 5/15/35	1,475,000	1,520,327
(Johns Hopkins Univ. Proj.):
Series 2001 B, 5% 7/1/41	3,590,000	3,625,074
Series 2002 A, 5% 7/1/32	1,015,000	1,034,356
Series 2004 A:
5% 7/1/24	1,000,000	1,065,530
5% 7/1/33	2,000,000	2,063,420
5% 7/1/38	2,000,000	2,055,880
(LifeBridge Health Proj.):
Series 2004 A, 5% 7/1/11 (Escrowed to Maturity) (c)	1,000,000	1,069,150
Series 2008, 5% 7/1/19 (Assured Guaranty Corp. Insured)	300,000	326,385
(Loyola College Issue Proj.) Series 1999, 5% 10/1/39	2,000,000	1,963,360
(MedStar Health Proj.) Series 2007, 5.25% 5/15/46	1,000,000	977,730
(Mercy Med. Ctr. Proj.) Series 2007 A, 5.5% 7/1/42	1,000,000	936,880
(Peninsula Reg'l. Med. Ctr. Proj.) Series 2006, 5% 7/1/15	1,120,000	1,225,806
(Univ. of Maryland Med. Sys. Proj.):
Series 2001, 5.25% 7/1/34 (Pre-Refunded to 7/1/11 @ 100) (c)	1,525,000	1,636,432
Series 2006 A, 5% 7/1/41	1,000,000	949,800
Series 2008 F, 5.25% 7/1/19	1,700,000	1,805,995
(Upper Chesapeake Hosp. Proj.) Series 2008 C, 5.5% 1/1/18	725,000	785,356
(Washington County Health Sys. Proj.) Series 2008, 6% 1/1/43	400,000	397,132
Municipal Bonds - continued
	Principal Amount	Value
Maryland - continued
Maryland Health & Higher Edl. Facilities Auth. Rev.: - continued
(Western Maryland Health Sys. Proj.) Series 2006 A:
5% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,500,000	$ 1,649,760
5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,690,000	1,850,212
Series 2008, 5% 7/1/14	1,845,000	2,004,980
Maryland Indl. Dev. Fing. Auth. Rev.:
(American Ctr. for Physics Proj.) Series 2001:
5.25% 12/15/13	1,100,000	1,179,772
5.25% 12/15/15	320,000	339,302
(Holy Cross Health Sys. Corp. Proj.) 5.7% 12/1/10	1,000,000	1,044,250
Maryland Nat'l. Cap. Park & Planning Commission Series 2004 EE2, 5% 1/15/15	2,000,000	2,257,040
Maryland Trans. Auth. Grant Rev. Series 2007, 5% 3/1/16	2,000,000	2,326,260
Maryland Trans. Auth. Trans. Facility Projects Rev.:
Series 2007:
5% 7/1/30	2,000,000	2,147,140
5% 7/1/31 (FSA Insured)	5,000,000	5,344,150
Series 2008, 5% 7/1/35	880,000	926,350
6.8% 7/1/16 (Escrowed to Maturity) (c)	645,000	746,658
Montgomery County Econ. Dev. Rev. (Trinity Health Care Group Proj.) Series 2001, 5.125% 12/1/22	2,300,000	2,326,680
Montgomery County Gen. Oblig.:
(Consolidated Pub. Impt. Proj.):
Series 2005 A, 5% 6/1/24	2,000,000	2,174,820
Series 2007 A, 5% 5/1/25	1,000,000	1,102,630
(Dept. of Liquor Cont. Proj.) Series 2009 A, 5% 4/1/14	1,000,000	1,129,070
Morgan State Univ. Academic & Auxiliary Facilities Fees Rev. Series 2003 A, 5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	526,725
Northeast Maryland Waste Disp. Auth. Solid Waste Rev. Series 2003, 5.5% 4/1/12 (AMBAC Insured) (b)	4,500,000	4,773,870
Prince Georges County Ctfs. of Prtn. Series 1991 A, 0% 6/30/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	860,000	791,553
Washington Suburban San. District Series 2009 A, 5% 6/1/17	5,000,000	5,916,949
		144,666,553
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - 8.0%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev.:
Series 1996 Z, 6.25% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000,000	$ 1,095,240
Series AA, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,552,995
Series BB, 5.25% 7/1/18 (AMBAC Insured)	600,000	615,384
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series E, 5.5% 7/1/17 (FSA Insured)	1,000,000	1,106,140
Series N, 5.25% 7/1/34 (Assured Guaranty Corp. Insured)	500,000	522,630
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2005 C, 5.5% 7/1/23	1,110,000	1,115,217
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
Series 2002 A:
5.5% 7/1/18	700,000	727,608
5.5% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	985,000	1,023,848
Series 2007 A, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,031,500
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series 2002 KK, 5.5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,086,790
Series II, 5.375% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,569,165
Series QQ, 5.5% 7/1/17 (XL Cap. Assurance, Inc. Insured)	1,000,000	1,070,200
Series VV, 5.25% 7/1/24 (FGIC Insured)	1,000,000	1,012,170
		13,528,887
Municipal Bonds - continued
	Principal Amount	Value
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Refinery Facilities Rev. Series 2007, 4.7% 7/1/22 (b)	$ 300,000	$ 263,229
TOTAL INVESTMENT PORTFOLIO - 96.0% (Cost $159,354,378)	163,200,814
NET OTHER ASSETS - 4.0%	6,808,461
NET ASSETS - 100%	$ 170,009,275
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2009, the cost of investment securities for income tax purposes was $159,346,894. Net unrealized appreciation aggregated $3,853,920, of which $5,481,750 related to appreciated investment securities and $1,627,830 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For municipal securities pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Union Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Union Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	January 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	January 29, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	January 29, 2010